Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Operating income (loss)	$ 629	$ (3)	$ 765
Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	629	(3)	765
Israel [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	475	304	386
Europe [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	(45)	(117)	254
North America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	154	83	89
Others [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	21	(242)	23
Intercompany eliminations [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	4	(29)	(8)
South America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Operating income (loss)	$ 20	$ (2)	$ 21